Parent Company Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME
Interest and fees on loans	$ 7,358				$ 4,899					$ 23,056	$ 17,579	$ 15,380
INTEREST EXPENSE
Short-term borrowings	29				31					106	114	163
NET INTEREST INCOME/(EXPENSE)	6,767	6,536	5,165	4,829	4,428	4,386	4,159	3,715	3,550	20,958	15,810	13,532
Provision for credit losses	250				176					3,255	950	718
Net interest expense after provision for credit losses	6,517				4,252					17,703	14,860	12,814
NONINTEREST EXPENSE
Compensation and benefits	3,850				2,760					13,434	7,397	6,075
Other operating expense	723				381					2,034	1,130	905
Total noninterest expense	7,835	8,891	4,961	5,349	4,493	3,731	3,707	3,049	2,752	23,694	13,239	10,823
Loss before income tax and equity in undistributed loss of subsidiary	1,031	15,358	311	1,214	382	733	631	817	764	17,265	2,945	2,759
Income tax benefit	382	6,185	75	477	116	177	223	303	281	6,853	984	1,138
Net income	649	9,173	236	737	266	556	408	514	483	10,412	1,961	1,621
Preferred stock dividends	31	32	31	32	31	31	32	33	69	126	165	616
Net income available to common shareholders	618	9,141	205	705	235	525	376	481	414	10,286	1,796	1,005
Parent Company [Member]
INTEREST INCOME
Interest and fees on loans										0	11	3
INTEREST EXPENSE
Short-term borrowings										6	5	7
NET INTEREST INCOME/(EXPENSE)										(6)	6	(4)
Provision for credit losses										0	(3)	3
Net interest expense after provision for credit losses										(6)	9	(7)
NONINTEREST EXPENSE
Compensation and benefits										192	86	83
Other operating expense										228	223	147
Total noninterest expense										420	309	230
Loss before income tax and equity in undistributed loss of subsidiary										(426)	(300)	(237)
Income tax benefit										(145)	0	(2)
Loss before equity in undistributed income of subsidiary										(281)	(300)	(235)
Equity in undistributed income of subsidiary										10,693	2,261	1,856
Net income										10,412	1,961	1,621
Preferred stock dividends										126	165	616
Net income available to common shareholders										$ 10,286	$ 1,796	$ 1,005